February 26, 2018

Securities and Exchange Commission

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C. 20548

Attn: Division of Investment Management

Re: American Pension Investors Trust, File Nos. 811-04262 and 002-96538

Ladies and Gentlemen:

Pursuant to the requirements of Rule 488 promulgated under the Securities Act of 1933, as amended, we are, on behalf of the American Pension Investors Trust (the “Trust”) , filing this Combination Prospectus/Proxy Statement on Form N-14 under the Securities Act of 1933. This transmission contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Trust.

Pursuant to Rule 488 under the Securities Act of 1933, as amended, the undersigned, who reviewed this filing on behalf of the Trust, hereby represents to the Commission that the filing does not contain disclosures which would render it ineligible to become effective pursuant to Rule 488, and that the Trust therefore seeks to have this filing declared effective on March 28, 2018, or upon such date as the Commission deems appropriate.

Please direct all comments relating to this filing to me. I can be reached at 513.869.4262. Thank you for your consideration.

Sincerely,

/s/ Maggie Bull

Maggie Bull

Ultimus Fund Solutions

2 Easton Oval, Suite 350

Columbus, OH 43219